Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2011 and 2010 are stated at cost less accumulated depreciation as follows (in thousands):

	September 30,	September 30,
	2011	2010

Land and buildings	$22,194	19,389
Furniture and equipment	5,574	5,179

	27,768	24,568
Accumulated depreciation	(10,107)	(8,840)

Net property and equipment	$17,661	15,728

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $1,266,468, $1,395,506 and $1,446,905, respectively.